Investments	12 Months Ended
Dec. 31, 2015
Investments
Investments

(6) Investments

Financial Investments

The Company’s financial investments with original or acquired maturities longer than three months, but that mature in less than one year from the statement of financial condition date are classified as current assets and are summarized as follows (in millions):

	December 31, 2015
	Cost basis	Unrealized gains	Unrealized losses	Fair value
Available-for-sale:
U.S. Treasury securities	$47.2	$—	$—	$47.2
Total financial investments	$47.2	$—	$—	$47.2

	December 31, 2014
	Cost basis	Unrealized gains	Unrealized losses	Fair value
Available-for-sale:
U.S. Treasury securities	$61.4	$—	$—	$61.4
Total financial investments	$61.4	$—	$—	$61.4

Equity Method Investment

In 2013, the Company acquired a 25% ownership interest in the European Multilateral Clearing Facility, N.V. (EMCF) for $10.3 million. In January 2014, EMCF changed its name to European Central Counterparty N.V. (EuroCCP). This investment is recorded as an equity method investment in the European Equities segment, as the Company shares in the proportionate results of the entity and has significant influence over the entity, but does not control the entity. This investment is recorded at $11.4 million and $10.8 million at December 31, 2015 and 2014, respectively.